Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000895728
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	ENBRIDGE INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
Country Region	1
City Area Code	403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false